LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Terms and debt repayment	$ 8,745,630	$ 4,606,083
Terms and debt repayment	$ 7,532,290	4,559,565
Guaranteed bank loan [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 400,000
Year of origination	2020
Nominal interest rate % per annum	2.75%
Year of maturity	2025
Terms and debt repayment	$ 0	51,960
Guaranteed bank loan [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 1,200,000
Year of origination	2020
Nominal interest rate % per annum	2.50%
Year of maturity	2025
Terms and debt repayment	$ 0	108,703
Guaranteed bank loan [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 300,000
Year of origination	2020
Nominal interest rate % per annum	3.75%
Year of maturity	2025
Terms and debt repayment	$ 0	15,980
Guaranteed bank loan [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 300,000
Year of origination	2023
Nominal interest rate % per annum	7.75%
Year of maturity	2026
Terms and debt repayment	$ 35,912	110,848
Guaranteed bank loan [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 300,000
Year of origination	2023
Nominal interest rate % per annum	8.80%
Year of maturity	2026
Terms and debt repayment	$ 50,376	123,515
Guaranteed bank loan [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial institution loan [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 162,500
Year of origination	2025
Nominal interest rate % per annum	21.00%
Year of maturity	2026
Terms and debt repayment	$ 22,641	0
Financial institution loan [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial institution loan [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial institution loan [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 100,000
Year of origination	2025
Nominal interest rate % per annum	59.23%
Year of maturity	2026
Terms and debt repayment	$ 53,801	0
Financial institution loan [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial institution loan [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial institution loan [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 150,000
Year of origination	2025
Nominal interest rate % per annum	36.00%
Year of maturity	2026
Terms and debt repayment	$ 21,890	0
Financial institution loan [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial institution loan [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial institution loan [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 200,000
Year of origination	2025
Nominal interest rate % per annum	36.00%
Year of maturity	2026
Terms and debt repayment	$ 77,875	0
Financial institution loan [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial institution loan [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial institution loan [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 200,000
Year of origination	2025
Nominal interest rate % per annum	24.06%
Year of maturity	2026
Terms and debt repayment	$ 131,875	0
Financial institution loan [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial institution loan [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 400,000
Year of origination	2026
Nominal interest rate % per annum	8.19%
Year of maturity	2030
Terms and debt repayment	$ 311,502	0
Guaranteed bank loan [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 50,000
Year of origination	2023
Nominal interest rate % per annum	8.25%
Year of maturity	2028
Terms and debt repayment	$ 20,832	26,714
Guaranteed bank loan [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 100,000
Year of origination	2023
Nominal interest rate % per annum	8.28%
Year of maturity	2028
Terms and debt repayment	$ 40,389	52,305
Guaranteed bank loan [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 50,000
Year of origination	2023
Nominal interest rate % per annum	10.38%
Year of maturity	2026
Terms and debt repayment	$ 6,173	18,797
Guaranteed bank loan [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial institution loan [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 150,000
Year of origination	2025
Nominal interest rate % per annum	10.50%
Year of maturity	2026
Terms and debt repayment	$ 20,901	0
Financial institution loan [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial institution loan [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 1,000,000
Year of origination	2022
Nominal interest rate % per annum	5.25%
Year of maturity	2027
Terms and debt repayment	$ 321,121	0
Guaranteed bank loan [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial institution loan [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 150,000
Year of origination	2025
Nominal interest rate % per annum	8.25%
Year of maturity	2027
Terms and debt repayment	$ 196,299	0
Financial institution loan [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial institution loan [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial institution loan [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 80,000
Year of origination	2025
Nominal interest rate % per annum	20.80%
Year of maturity	2026
Terms and debt repayment	$ 32,499	0
Financial institution loan [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial institution loan [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial institution loan [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 150,000
Year of origination	2025
Nominal interest rate % per annum	14.36%
Year of maturity	2027
Terms and debt repayment	$ 110,381	0
Financial institution loan [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial institution loan [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 70,000
Year of origination	2021
Nominal interest rate % per annum	2.50%
Year of maturity	2026
Terms and debt repayment	$ 2,863	0
Guaranteed bank loan [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 300,000
Year of origination	2021
Nominal interest rate % per annum	2.70%
Year of maturity	2034
Terms and debt repayment	$ 122,050	0
Guaranteed bank loan [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Guaranteed bank loan [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial institution loan [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 400,000
Year of origination	2024
Nominal interest rate % per annum	10.80%
Year of maturity	2025
Terms and debt repayment	$ 0	294,053
Financial institution loan [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial institution loan [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial institution loan [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount	$ 200,000
Year of origination	2024
Nominal interest rate % per annum	10.80%
Year of maturity	2025
Terms and debt repayment	$ 0	147,026
Financial institution loan [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Financial institution loan [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Year of maturity
Recourse liability [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	SGD
Principal amount
Year of origination
Year of maturity
Terms and debt repayment	$ 4,423,508	2,397,078
Recourse liability [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Nominal interest rate % per annum	7.00%
Year of maturity
Recourse liability [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination
Nominal interest rate % per annum	7.70%
Year of maturity
Lease liabilities [Member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Currency	Multiple
Principal amount
Year of origination
Year of maturity
Terms and debt repayment	$ 1,529,401	$ 1,212,586
Lease liabilities [Member] | Bottom of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination	2019
Nominal interest rate % per annum	2.99%
Year of maturity	2025
Lease liabilities [Member] | Top of range [member]
LOANS AND BORROWINGS - Schedule of Terms and Debt Repayment (Details) [Line Items]
Year of origination	2025
Nominal interest rate % per annum	10.80%
Year of maturity	2031